Stockholders' Equity (Details Narrative)			12 Months Ended
	Dec. 11, 2020 $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 06, 2020 $ / shares shares	Jun. 18, 2020 shares	Dec. 31, 2017 shares	Jun. 13, 2017 $ / shares shares	May 22, 2017 $ / shares	Apr. 19, 2017 $ / shares
Common stock, shares authorized			200,000,000	200,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Convertible redeemable series A preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001
Convertible redeemable series A preferred stock, shares authorized			50,000,000	50,000,000
Proceeds from common stock | $			$ 22,289,500	$ 1,248,499
Offering costs | $				$ 263,814
Stock option exercised shares				50,000
Number of shares for conversion of convertible debt, value | $			$ 796,068
Preferred stock series B, shares authorized			1,200,000	1,200,000
Preferred stock series B, par value | $ / shares			$ 0.0001	$ 0.0001
Share issuance price | $ / shares									$ 1.50	$ 1.50
Proceeds from preferred stock | $			$ 2,452,500
Principal balance | $			$ 25,000	$ 25,000
Weighted average exercise price | $ / shares			$ 7.50	$ 7.50
Weighted average remaining term			1 year 3 months 29 days	3 years 29 days
Stock Option [Member]
Stock options to purchase			429,012	503,333
Weighted average exercise price | $ / shares			$ 7.50
Stock option expired			26,667
Share-based compensation expense | $			$ 2,172,000	$ 1,987,000
Unrecognized expense | $			$ 3,441,030
Weighted average remaining term			2 years 4 months 17 days
Stock Option [Member] | Minimum [Member]
Share price | $ / shares			$ 1.50
Stock Option [Member] | Maximum [Member]
Share price | $ / shares			$ 7.50
Contingent Warrants [Member]
Warrants exercise price percentage			1.25
Warrants exercise price | $ / shares			$ 7.50
Warrants issued | $			$ 1,199,195
Settlement Warrants [Member]
Warrants to purchase					325,000
Warrants exercise price | $ / shares					$ 7.50
Warrants expiration					May 06, 2024
Offering Costs [Member]
Number of shares issued				376,574
Proceeds from common stock | $				$ 1,997,192
Conversion of shares				44,286
Number of shares for conversion of convertible debt				126,518
Stock option exercised shares				50,000
Proceeds from stock option exercised | $				$ 82,500
Number of shares for conversion of convertible debt, value | $				250,475
Proceeds from conversion of shares | $				$ 498,218
IPO [Member]
Number of shares issued	4,025,000
Number of shares issued for services			40,000
Sale of stock price | $ / shares	$ 6.00
IPO [Member] | Contingent Warrants [Member]
Warrants exercise price | $ / shares			$ 6.00
IPO [Member] | Common Stock Warrants [Member]
Warrants to purchase			402,500
Warrants exercise price | $ / shares			$ 7.50
Warrants expiration			Dec. 10, 2025
Shareholder [Member] | 2017 Plan [Member]
Shares reserved for future issuance							1,333,333
Shareholder [Member] | 2019 Plan [Member]
Shares reserved for future issuance				333,334
Common stock available for issuance shares						1,166,667
Shareholder [Member] | Restatement of 2019 Plan [Member]
Common stock available for issuance shares						833,333
Board of Directors [Member]
Preferred stock series B, shares authorized		1,200,000	50,000,000
Preferred stock series B, par value | $ / shares		$ 0.0001
Share issuance price | $ / shares		15.00
Investor [Member] | Common Stock Warrants [Member]
Warrants to purchase								33,334
Warrants exercise price | $ / shares								$ 1.50
Warrants expiration								Jun. 30, 2022
Series B Preferred Stock [Member]
Number of shares issued			4,025,000
Proceeds from common stock | $			$ 21,600,000
Offering costs | $			$ 700,000
Conversion of shares			1,199,195
Number of shares for conversion of convertible debt			106,314
Number of shares issued for services			134,778
Series B Preferred Stock [Member] | 2019 Notes [Member]
Number of shares issued			196,258
Offering costs | $			$ 50,000
Principal balance | $			2,839,535
Accrued interest | $			$ 104,335
Series B Preferred Stock [Member] | IPO [Member] | 2019 Notes [Member]
Debt instrument shares converted			1,199,195
Series B Preferred Stock [Member] | Shareholder [Member]
Number of shares issued			300,000
Series B Preferred Stock [Member]
Sale of stock price | $ / shares		$ 15.00
Gross proceeds from sale of stock | $		$ 15,000,000
Series B Preferred Stock [Member] | Contingent Warrants [Member]
Warrants exercise price percentage		1.25
Series B Preferred Stock [Member] | Over-Allotment Option [Member]
Additional stock option issued | $		$ 3,000,000
Series B Preferred Stock [Member] | Board of Directors [Member]
Proceeds from conversion of shares | $		$ 15,000,000
Conversion price percentage		0.75
Series B Units [Member]
Number of shares issued			163,500
Proceeds from preferred stock | $			$ 2,450,000